INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
16. INVESTMENTS AND OTHER FINANCIAL ASSETS

The composition of investments and other financial assets is as follows:

	At December 31,
	2023	2022
	(€ thousand)
Investments accounted for using the equity method	55,200	49,087
Other securities and financial assets	12,471	10,447
Total investments and other financial assets	67,671	59,534
Investments accounted for using the equity method

Changes in the carrying amount of investments accounted for using the equity method during the period were as follows:

(€ thousand)
Balance at December 31, 2021	42,927
Proportionate share of net profit for the year ended December 31, 2022	6,175
Proportionate share of remeasurement of defined benefit plans	(15)
Balance at December 31, 2022	49,087
Proportionate share of net profit for the year ended December 31, 2023	6,137
Proportionate share of remeasurement of defined benefit plans and other movements	(24)
Balance at December 31, 2023	55,200
Investments accounted for using the equity method mainly relate to the Group’s investment in Ferrari Financial Services GmbH (“FFS GmbH”), a German entity that offers retail client financing in certain markets in EMEA (primarily the UK, Germany and Switzerland). FFS GmbH is the Group’s partnership with CA Auto Bank S.p.A. (“CA Auto Bank”, formerly FCA Bank S.p.A., “FCA Bank”), which, following the sale by the Stellantis Group of its 50 percent ownership interest in FCA Bank to Crédit Agricole Consumer Finance S.A. (“CACF”) in April 2023, is now fully owned by CACF. Investments accounted for using the equity method also relate to the Group’s investment in FS China Limited, a joint venture formed in China in 2021 to manage certain lifestyle activities in the local market, which is at the early stage of its activities.

Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2023 and 2022 is presented below:

	At December 31,
	2023	2022
	(€ thousand)
Assets
Non-current assets	3,566	3,685
Receivables from financing activities	1,187,535	1,037,350
Other current assets	29,590	2,637
Cash and cash equivalents	21,275	19,123
Total assets	1,241,966	1,062,795

Equity and liabilities
Equity	108,134	94,914
Debt	999,206	868,652
Other liabilities	134,626	99,229
Total equity and liabilities	1,241,966	1,062,795

	For the year ended December 31,
	2023	2022	2021
	(€ thousand)
Net revenues	66,446	52,100	46,103
Cost of sales	37,198	22,943	16,971
Selling, general and administrative costs	9,314	8,923	8,565
Other expenses/(income), net	1,574	1,116	2,730
Profit before taxes	18,360	19,118	17,837
Income tax expense	5,147	5,336	4,045
Net profit	13,213	13,782	13,792
Other securities and financial assets

Other securities and financial assets primarily include Liberty Media Corporation (Series C Formula One Group Common Stock) shares (the “Liberty Media Shares”) of Liberty Media Corporation (the group responsible for the promotion of the Formula 1 World Championship), which are measured at fair value and amounted to €10,519 thousand at December 31, 2023 (€9,954 thousand at December 31, 2022).